Fair Value Measurements - Summary of Changes in the Fair Value of Warrant Liabilities (Detail) - Thimble Point Acquisition Corp. - USD ($)	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Private Placement [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfers out of Levels		$ 7,419,733
Public [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfers out of Levels		13,616,000
Fair Value, Recurring [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 0	0
Initial measurement on February 4, 2021	16,629,600
Change in fair value	4,406,133
Ending balance	0
Fair Value, Recurring [Member] | Level 1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfers out of Levels	(13,616,000)
Fair Value, Recurring [Member] | Level 2
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfers out of Levels	(7,419,733)
Fair Value, Recurring [Member] | Private Placement [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0	0
Initial measurement on February 4, 2021	5,865,600
Change in fair value	1,554,133
Ending balance	0
Fair Value, Recurring [Member] | Private Placement [Member] | Level 2
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfers out of Levels	(7,419,733)
Fair Value, Recurring [Member] | Public [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0	$ 0
Initial measurement on February 4, 2021	10,764,000
Change in fair value	2,852,000
Ending balance	0
Fair Value, Recurring [Member] | Public [Member] | Level 1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfers out of Levels	$ (13,616,000)